J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.25

Seller Name	Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
xxx	304497342	xxx	1099457	03/03/2025	Property	Appraisal Discrepancy	APPR 0076	3	1	Closed	Discrepancies noted between Appraisal 1, xxx, and Appraisal 2, xxxx should be addressed: Site Value $xxx / $xxx	03/28/2025	Verified credit history - Middle credit score 749 with no history of delinquency reported. Minimum credit score required 700.;	03/27/2025 Appraisal shows room counts and square footage with the following comment used by UW. "Appraisal #2 appears to have included partially below grade rooms in total square footage. Used Appraisal #1 which concludes the lower value by noting partially below-grade rooms as finished basement."

Regarding effective Age and Site Value data - both are subjective and an appraiser's opinion. The lower of the two was used/considered. It is out of the scope as a lender to require two appraisers to form the same opinions regarding Age and Site Value.	03/28/2025 Appraisal 2 basement photos appear to be above grade, which explains the discrepancies between the appraisal reports. CDA obtained supports Appraisal 1 higher value. Lender used lesser appraisal value as the most conservative approach.

															Per xxx, If the lender is unable to obtain a revised appraisal that adequately addresses its concerns, a desk or field review of the report may be obtained.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304497342	xxx	1099528	03/04/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing validation of borrowers investor experience. First time investors are ineligible. Subject property was acquired < 12 months and renovated, thus no tenancy or income earning since acquisition. Borrower rents primary residence, as per initial application and owns 3 properties valued at $xxx (pg 110). Final application indicates borrower owns primary and and lists no guarantor experience (313). Management experience letter in file states, Please be advised that I have owned and managed several properties for several years (pg 184).

Refer to guideline Property Management Requirements, Financed properties must (i) be managed by a professional property manager with experience in the subject market or (ii) be self-managed by borrower/guarantor or an affiliate. Self-managed/affiliate must meet one of the following:

-2 years experience managing income-producing real estate by the borrower/guarantor or the affiliate as certified on the application.

-A certification or equivalent coursework in real estate property management.

											-Certificate from xxx and xxx, management agreement, ethics and legal issues, risk analysis, maintaining the property, financial tools, and marketing and leasing.	04/01/2025	Verified credit history - Middle credit score 749 with no history of delinquency reported. Minimum credit score required 700.;	03/27/2025 Guarantor's 2-year rental experience for a property located at xxx. Using a Clear report for ownership showing the purchase on xxx and a xxx report showing the xxx property currently listed for rent.	03/27/2025 Recd property report, xxx, to evidence REO was purchased xxx. Also provided is rental listing. --Finding remains. Missing property track record, as required per guidelines.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304497342	xxx	1099531	03/04/2025	Credit	Unacceptable Mortgage History	CRED 0001	3	1	Closed	Payoff and 12 months billing statements provided to evidence satisfactory mortgage rating on subject property (pg 41,86,36,32,33,88,9,40,8,37,87,78,38). Final approval xxx / Billing Statement xxx / Payoff xxx. Missing investor acknowledgement that the documentation provided to validate satisfactory mortgage rating is acceptable.

Per guidelines Subject Property Mortgage History, When the subject property is a refinance loan and has a mortgage secured by it xxx will require the mortgage history to be validated and that mortgage history is required to be 0x30x12 and paid as agreed through the month of final approval.	03/26/2025	Verified credit history - Middle credit score 749 with no history of delinquency reported. Minimum credit score required 700.;	03/24/2025 Please note this is title backed - Payoff has the required language as it's a demand for payoff (last page also goes over releases). 12 month history is from statement - reviewed - no lates posted. Please provide additional clarification if unable to clear.	03/25/2025 Finding remains. No VOM provided. Missing investor acknowledgment for use of alternative documentation, billing statements thru 12/31 and payoff xxx, to validate satisfactory mortgage rating. Billing statements cover through 12/31 with final approval 2/14.

															Per guidelines Subject Property Mortgage History, When the subject property is a refinance loan and has a mortgage secured by it xxx will require the mortgage history to be validated and that mortgage history is required to be 0x30x12 and paid as agreed through the month of final approval.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304497342	xxx	1099617	03/04/2025	Credit	Unacceptable Borrower Citizenship Status	CLNT 0003	3	1	Closed	Borrower is a permanent resident with country of origin of xxx (pg 100). xxx is on the lenders Ineligible Country List. Missing evidence of lender approval documenting that all ties with the borrowers former country have been terminated.

Per guidelines, A Permanent Resident Alien as well as those foreign guarantors (statuses) will be eligible if their country of citizenship is on the ineligible list, but xxx will review their financials carefully to insure they have voided all ties with their former country of citizenship. If there are indications that the guarantor still has financial dealings with their country of citizenship, they will be deemed an ineligible borrower. The above list also applies to any U.S. Citizen living abroad in any of these countries outside of an official assignment on behalf of the U.S. Government, which must be documented.	03/25/2025	Verified credit history - Middle credit score 749 with no history of delinquency reported. Minimum credit score required 700.;	03/24/2025 This is accurate - Permanent Resident would remain eligible - a foreign national (non-perm) from designated countries is ineligible. Perm docs uploaded again this is not a valid finding.	03/25/2025 File contains Resignation of Member and Amended Operating Agreement to evidence that ties with Turkey were previously terminated.

Per guidelines -
A Permanent Resident Alien as well as those foreign guarantors granted (statuses) will be eligible if their country of citizenship is on the ineligible list, but xxx will review their financials carefully
															to insure they have voided all ties with their former country of citizenship.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304497342	xxx	1099624	03/04/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	Missing the following documentation for the entity loan: Articles of Incorporation Certificate of Good Standing (Good for 365 Days)	03/26/2025	Verified credit history - Middle credit score 749 with no history of delinquency reported. Minimum credit score required 700.;	03/24/2025 Please see attached	03/25/2025 SOS confirms entity's active business status. 03/25/2025 Recd SOS search confirming the entity's active business status. --Finding remains. Escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304634543	xxx	1099657	03/04/2025	Compliance	Missing Final HUD-1	HUD 0001	3	1	Closed	Missing final settlement statement for subject transaction. Review is unable to confirm distribution to beneficiary: xxx $xxx (pg 796).	03/05/2025	Verified housing payment history - Credit report confirms 41, 19, 12, 44, and 39 months satisfactory mortgage rating on 5 REO.; Verified credit history - 761 / 745 Middle Credit Scores > 700 Minimum Required.; Low LTV/CLTV/HCLTV - Approved LTV 44.972% < 75% Max Allowed.; Verified reserves - 16 Month Verified Reserves > 6 Months Reserves Requried.;	03/05/2025 Settlement Statement	03/05/2025 03/05/2025 - Borrower settlement statement provided. Distribution of $xxx was not documented, however, cash out amount allows for payout as required. Additionally, Mutual General Release, Settlement and Distribution Agreement executed xxxrequires funds to be disbursed within 90 days of said agreement. Finding cleared.	Funded	D	A	D	A	D	A	D	A	D	A
xxx	304634543	xxx	1099675	03/04/2025	Property	Appraisal Discrepancy	APPR 0076	3	1	Closed	Missing original appraisal report with value of $xxx. Email correspondence in file indicates that a second appraisal was required due to first appraisal excessive cost to cure (pg 116). Appraisal in file reflects a value of $xxx.	03/06/2025	Verified housing payment history - Credit report confirms 41, 19, 12, 44, and 39 months satisfactory mortgage rating on 5 REO.; Verified credit history - 761 / 745 Middle Credit Scores > 700 Minimum Required.; Low LTV/CLTV/HCLTV - Approved LTV 44.972% < 75% Max Allowed.; Verified reserves - 16 Month Verified Reserves > 6 Months Reserves Requried.;	03/05/2025 1st appraisal	03/06/2025 03/06/2025 - Original appraisal with value of $xxx provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304665240	xxx	1099789	03/05/2025	Credit	Seasoning Issue LTV Calculated from Appraisal Value	CRED 0019	3	1	Closed	Missing documented improvements to subject property. The property was acquired xxx for $xxx. The current appraisal value as of xxx is $xxx noting remodeling to kitchen and baths.

Per guidelines, If the property was acquired within the most recent 12 months prior to the application date, then all value increases above the original Purchase Price + Improvements must be adequately justified by the appraiser and well supported by the comparable sales within the appraisal.  Lender reserves the right to utilize the Purchase Price + Documented Improvements in
the event they are unable to adequately justify the increase in value since acquisition. If a property was listed for sale in the last 12 months and didn’t sell the Underwriter must use the lesser of the listing price or the appraised value for the purposes of determining the max loan amount and leverage available to the borrower.	03/10/2025	Verified credit history - Middle Credit Score 719 > 700 Min Required.;	03/10/2025 Loan is a refinance of a rehab purchase loan done with xxx xxx. Per appraisal, updates include kitchen, baths, deck, new roof, termite treatment, a sump pump & internal drain installed, and work completed for asbestos. Comps support current value. Value increase since purchase is justified with comps and listed improvements. Subject was recently listed for sale (currently withdrawn and will be rented) for $xxx. Using the lessor of listing price vs appraised value. SSR score of 2.5.
03/07/2025 12mo requirement is from acquisition date to funding date, not application date.	03/10/2025 Recd lender rehab budget $xxx and draw history to support. Appraiser noted remodeling < 1 yr in bathrooms and kitchen with new roof (2024), previous termite treatment, sump pump / internal drain installed, and work completed for asbestos. Appraiser adjusted for comparable lack of level of upgrades. Line/Net/Gross adjustments within 10%/15%/25. Appraiser used comparables outside 1 mile and use of sale > 6 months in order to find most similar sales. Appraiser photos support improvements made to the property. SSR is 2.5, thus supporting the appraisal value.
															03/10/2025 Per guidelines, if the property was acquired within the most recent 12 months prior to the application date (Acquisition xxx / Application xxx = 7mos 3 days.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304665240	xxx	1099791	03/05/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	The property currently is currently listed for sale and vacant at the time of the appraisal; DOM 90, List Price $xxx with Original List Price $xxx. A listing was also found on xxx offering the property for rent. Lease agreement was provided in file. Missing evidence of cancellation of the xxx #xxx listing (pg 132).

											Per guidelines, if the property is currently listed for sale then it must be removed from the xxx (documented) prior to closing.	03/10/2025	Verified credit history - Middle Credit Score 719 > 700 Min Required.;	03/07/2025 Listing was removed prior to closing.	03/10/2025 Finding is cleared with the attached RE Change Request Withdrawal Form requesting that the property be removed from market effective xxx, which is the day prior to the the Note date. Included is xxx sales history reflecting listing removed.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304665240	xxx	1099794	03/05/2025	Credit	LTV Exceeds Max Allowed	CRED 0010	3	2	Acknowledged	75% LTV > 70% Max Allowed (75% - 5% Reduction Vacant Property), property was vacant at time of appraisal and lease begins post-consummation xxx (pg 75).	Verified credit history - Middle Credit Score 719 > 700 Min Required.;	03/12/2025 This is not how our guidelines are. If you're looking for additional supporting documentation regarding the active lease we can re-review - if you're denying and/or not considering exception on LTV because the lease is starting post-closing then we would have to escalate this internally to ensure all parties are on the same page.
														03/07/2025 Subject is currently vacant- lease in file will begin xxx	03/13/2025 EV2/B Investor Acknowledged Exception 03/12/2025 Finding escalated to investor to review. 03/10/2025 Missing investor approval for LTV 75% > 70% Max Allowed.	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304665240	xxx	1099795	03/05/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	Vesting is held in xxx. Missing Certificate of Good Standing (Good for 365 Days).	03/10/2025	Verified credit history - Middle Credit Score 719 > 700 Min Required.;	03/07/2025 Attached.	03/10/2025 Finding is cleared with the attached SOS confirming active business status.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304665240	xxx	1099802	03/05/2025	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Qualifying guarantor is xxx, as per Application, Note, and Credit Report. Non-qualifying guarantor is xxx. Loan approval reflects xxx as the primary borrower (pg 1).	03/10/2025	Verified credit history - Middle Credit Score 719 > 700 Min Required.;	03/07/2025 Discussing glitch with IT. Entity structure is as identified on page 7 on attached approval. xxx is the Guarantor and Daniel is a non qualifying guarantor. Borrower is xxx.	03/10/2025 Lender confirms discrepancy due to system issue, pg 7 of the approval confirms xxx as Guarantor and xxx as Non-Qualifying Guarantor.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304665240	xxx	1100218	03/10/2025	Property	Health and Safety Issue	PROP 0005	3	1	Closed	Appraisal re-reviewed xxx - Appraiser does not indicate if safety bars on basement window has quick release latches. Appraiser did not indicate if the lack of handrails is a violation of building code.	03/20/2025	Verified credit history - Middle Credit Score 719 > 700 Min Required.;	03/20/2025 Please note that the borrower addressed the items prior to closing and provided photos which was deemed satisfactory.	03/20/2025 Recd photos with handrailing and security bars removed.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304643919	xxx	1099840	03/05/2025	Credit	Missing Payoff/Demand Statement	DMND 0003	3	1	Closed	Missing payoff statement, xxx (pg 206). No VOM provided. Review is unable to confirm collateral. If the subject is the collateral a VOM is required. Certificate of title reflects no mortgages. It is noted that B1 credit report reflects a credit inquiry from xxx on xxx.	03/26/2025	Verified housing payment history - B2 credit report confirms 11, 12, and 28 months satisfactory mortgage rating.; Verified credit history - Middle credit score 745/724 > 700 Minimum Required.;	03/13/2025 The Final SS from xxx was uploaded with this loan. Attached is the correct Final SS.
03/11/2025 Please see attached satisfaction of mortgage received from title.
03/06/2025 Per UW notes, property is owned free and clear.	03/14/2025 Recd VOM xxx and Settlement Statement xxx.
--Finding remains. Missing VOM, Mortgage in the amount of $xxx from xxx. Or, provide evidence that the collateral on the Mortgage is not the subject property.
03/11/2025 Recd Satisfaction of Mortgage private party, xxx.
--Finding remains. Missing VOM as it appears the private loan was issued by prior owner. Also missing payoff statement, xxx (pg 206), for which loan proceeds were used to payoff the debt. The payoff should confirm the collateral.
															03/06/2025 Finding remains. Missing payoff statement, xxx (pg 206), for which loan proceeds were used to payoff the debt. The payoff should confirm the collateral.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304643918	xxx	1099873	03/06/2025	Credit	Undisclosed or Excluded Debt	CRED 0086	3	1	Closed	Missing evidence of payoff of existing private mortgage, xxx in the amount of $xxx (pg 266). No subordinated debt permitted.	03/12/2025	Verified housing payment history - B2 credit report confirms 8,9, and 25 months satisfactory mortgage rating on open mortgages.; Verified credit history - 724/745 Middle Credit Scores > 700 Min Required.;	03/11/2025 Please see attached satisfaction of mortgage received from title. 03/06/2025 Attached.	03/12/2025 Recd Satisfaction of Mortgage,xxx.
03/06/2025 Recd VOM, xxx w/ OPB $xxx opened xxx.
															--Finding remains. Missing evidence of payoff of existing private mortgage on title, xxx in the amount of $xxx (pg 266).	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304643918	xxx	1099874	03/06/2025	Credit	Unacceptable Mortgage History	CRED 0001	3	1	Closed	Missing VOM on existing mortgages (pg 266): Private mortgage, xxx, in the amount of $xxx xxx $xxx	03/26/2025	Verified housing payment history - B2 credit report confirms 8,9, and 25 months satisfactory mortgage rating on open mortgages.; Verified credit history - 724/745 Middle Credit Scores > 700 Min Required.;	03/24/2025 Please see attached email from title - this is a prior owner and it's title backed as a requirement. Fairly customary post-funding/trailing doc steps
03/19/2025 I'm unable to identify the ask for the private mortgage - the only active lien was xxx.    Prelim, Settlement statement, and VOM for xxx provided.   If you look at the prelim history xxx was the prior property owner and conveyed the property when the xxx lien was obtained (I think the original bundle may have had a title commitment that had invalid open items but unable to confirm what you're seeing to comment further)
03/14/2025 Please note there is no VOM and the Final Title Policy has been requested. However the Satisfaction of Mortgage and the attached Proof of Private Mortgage Payoff should suffice.
03/11/2025 Please see attached satisfaction of mortgage received from title.
03/06/2025 Attached.	03/24/2025 Finding remains. Private mortgage from prior owner was made to the borrowing entity. VOM is required for all loans on subject property. Satisfaction of Mortgage is dated xxx.
03/20/2025 Refer to attached title commitment Schedule B #16, Mortgage made by xxx to xxx, dated xxx, recorded xxx in Mortgage Book xxx, Page xxx, in the amount of $xxx.
NOTE: Above Mortgage is a private mortgage. It is recommended that a recordable Satisfaction is available at closing.
--Finding remains. Missing VOM on private mortgage with satisfaction of mortgage.
03/17/2025 Recd payoff check.
--Finding remains. VOM is required on subject property mortgages.
03/12/2025 Recd Satisfaction of Mortgage, xxx, in the amount of $xxx.
--Finding remains. Missing VOM.

03/06/2025 Recd VOM xxx confirming satisfactory mortgage rating on subject property xxx to xxx.
															--Finding remains. Missing VOM on existing private mortgage, xxx, in the amount of $xxx.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304643918	xxx	1100411	03/12/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	NEW 03/12/2025 Missing certificate of good standing, xxx (Valid for 365 days). Confirmed with investor, SOS can only be accepted if it specifically states the business is in good standing.	03/19/2025	Verified housing payment history - B2 credit report confirms 8,9, and 25 months satisfactory mortgage rating on open mortgages.; Verified credit history - 724/745 Middle Credit Scores > 700 Min Required.;	03/14/2025 Management will be contacting the investor as there have been multiple conditions regarding the "status" verbiage on the COGS.
xxx
Please note that for xxx, if it says "Active" this means it's in good standing. Per the state website, item #7 "The records of the Division of Corporations may be searched on this site. You may search the records of the Division of Corporations to obtain information on corporations, limited liability companies, limited partnerships, and limited liability partnerships. Information available includes the following: (1) current entity name; (2) date of organization; (3) jurisdiction, if other than xxx; (4) county location; (5) service of process address; (6) registered agent, if any; and (7) the current status of the entity. Information on business corporations may also include the name and address of the chief executive officer and the principal business location. The information available through this site is updated daily."
03/12/2025 Attached.	03/19/2025 Recd response from investor, since the business is active and the statement status is current, the condition can be cleared.
03/17/2025 Waiting for investor response.
03/12/2025 Recd SOS.
															--Finding remains. Missing certificate of good standing, xxx (Valid for 365 days). Confirmed with investor, SOS can only be accepted if it specifically states the business is in good standing. Attached SOS doe not specifically state the LLC is in good standing.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304663382	xxx	1099915	03/06/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Replacement cost estimator is dated xxx (pg 30). Missing updated RCE to confirm replacement cost coverage.	03/13/2025	Verified credit history - Middle credit score 764 > 700 Min Required.; Verified housing payment history - Credit report confirms 37 months satisfactory mortgage rating.;	03/13/2025 Insurance agent confirmation attached.	03/13/2025 03/13/2025 - Attestation from insurance agent dated xxx confirms RCE is accurate as of today's costs and prices. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304663382	xxx	1099924	03/06/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	Missing Certificate of Good Standing, xxx (Good for 365 Days).	03/13/2025	Verified credit history - Middle credit score 764 > 700 Min Required.; Verified housing payment history - Credit report confirms 37 months satisfactory mortgage rating.;	03/13/2025 Virginia does not use the term “Good Standing”; they use the term “Active” as you can in the current COGS screenshot. According to online databases and SCC website; xxx - the only statuses are “Active, Pending Active, Pending Inactive, and Inactive”. Active status means the business is currently operational and compliant with state regulations [Good Standing]. This was also discussed and confirmed with xxx xxx, and no document, including a paid certified, would indicate anything other than the state statuses.
03/11/2025 Attached.	03/13/2025 03/13/2025 - Agree with response. xxx database reflects business as Active as of xxx. Finding cleared.
03/12/2025 Recd SOS search.
															--Finding remains. Missing Certificate of Good Standing, xxx, as required per guidelines. Investor confirmed, SOS can only be accepted if the SOS specifically states that the business is in good standing.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304643173	xxx	1100446	03/12/2025	Compliance	Missing Final HUD-1	HUD 0001	3	1	Closed	Missing final settlement statement.	03/14/2025	Verified housing payment history - Credit report reflects 3 open mortgages with 43, 36, and 56 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 743 > 700 Min Required.;	03/14/2025 Final CD	03/14/2025 Recd closing disclosure.	Funded	D	A	D	A	D	A	D	A	D	A
xxx	304643173	xxx	1100456	03/12/2025	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	3	1	Closed	Fraud report indicates borrower has ownership of an additional property that is not listed on the 1003 REO schedule, xxx (pg 340); xxx $xxx. Per guidelines, All properties owned must be listed on Schedule of REO.	03/24/2025	Verified housing payment history - Credit report reflects 3 open mortgages with 43, 36, and 56 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 743 > 700 Min Required.;	03/24/2025 Recd response from investor, Given this is a DSCR loan, the below condition can be cleared.

Lender rebuttal to investor, (addresses), are the same property, and the borrower current primary address which is why I think that (fraud report) did NOT fire an alert for this property address. If we take a look at the (fraud report)MERS Records, the Active Mortgage opened (date) for ($XXX,XXX) is secured by (address), and that is the same mortgage that is associated with the REO Record for (address). The property address located at (address), is the borrower current primary residence, and is included on the 1003-URLA and is associated with the (creditor) opened (date) for ($XXX,XXX) Also, if we (online search addresses),  looking from a street view they are indeed the same property address, and the Street View for (address) has a sign on the curb in the front of the yard which states (address). So, it appears to me that there was (###) Address change at some point.

															TPR performed (online search) that shows both address at the same building. (online search) image search (address) house number is (###).	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304643173	xxx	1100467	03/12/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing investor acknowledgement to use rent from new lease of $xxx (pg 388). Wire detail confirms $xxx from tenant for deposit and 1st months rent, but does not reflect the beneficiary information (pg 391). Per guidelines - Purchases, Income is limited to market rent for long term tenancy.	03/13/2025	Verified housing payment history - Credit report reflects 3 open mortgages with 43, 36, and 56 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 743 > 700 Min Required.;		03/13/2025 Recd clarification from investor, guideline blurb is there to effectively say short-term rental is not eligible for purchases. Investor confirmed proof of the 1st month rent and security deposit is acceptable to use lease rent.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304643173	xxx	1100468	03/12/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	2	Acknowledged	Missing date of 1x30, xxx xxx closed xxx (pg 202). Per guidelines,0x30x12 on all owned real estate.		Verified housing payment history - Credit report reflects 3 open mortgages with 43, 36, and 56 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 743 > 700 Min Required.;		03/13/2025 EV2/B Investor Acknowledged, The loan closed about a year ago and otherwise has clean credit inclusive of multiple other mortgages.	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304643173	xxx	1100474	03/12/2025	Credit	Non-Resident Alien Borrower	CRED 0028	3	2	Acknowledged	Borrower employment authorization category, xxx, is for (description). Missing copy of valid Visa. Per guidelines - Non-Permanent Residents, Eligible with proof of a valid visa.	Verified housing payment history - Credit report reflects 3 open mortgages with 43, 36, and 56 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 743 > 700 Min Required.;	03/24/2025 Previous work permit. Showing history of renewal	03/24/2025 Recd State issued Drivers License, Employment Authorization Card, and Social Security Card for work only.

															--Finding remains. Missing copy of valid Visa. Per guidelines - Non-Permanent Residents, Eligible with proof of a valid visa.	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304671435	xxx	1100564	03/12/2025	Credit	Non-Arms Length Transaction	CRED 0026	3	1	Closed	Borrowing entity, xxx, registered agent, xxx (pg 791,951,285), is also the Settlement Agent for subject transaction (pg 431,946). Missing investor approval for the non-arm's length transaction.	03/24/2025	Verified housing payment history - B2 Credit report reflects 3 open mortgages satisfactorily rated 44, 9, and 86 months.; Verified credit history - 802/744 Middle Credit Scores > 700 Min Required.;	03/19/2025 This is not a xxx definition as per our guidelines.	03/24/2025 Recd response from investor, This exception can be cleared. 03/20/2025 Finding escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304671435	xxx	1100568	03/12/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	Certificate of Good Standing is dated 12/07/2020 > 365 days (pg 836,285).	03/20/2025	Verified housing payment history - B2 Credit report reflects 3 open mortgages satisfactorily rated 44, 9, and 86 months.; Verified credit history - 802/744 Middle Credit Scores > 700 Min Required.;	03/19/2025 COGS review/print date of 3/17 is based on SCC published information as of that date. information indicating xxx is because that was the last status change (formation and qualification). If status had been changed it would be reflected accordingly.	03/20/2025 Finding is cleared with the attached post-consummation dated SOS search, which is in support of the COGS > 365 days at closing and SOS in file. SOS reflects business entity is authorized to transact business in xxx. NOTE: COGS effective date is the formation date.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304636531	xxx	1100544	03/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	1	Closed	Missing required background check verifying criminal records.	03/13/2025	Verified housing payment history - Credit report reflects 8 open mortgages with satisfactory mortgage rating of 25, 18, 20, 41, 44 99, 41 and 21 months.; Verified credit history - Middle Credit Score 787 > 720 Min Required.; Verified reserves - 79+ months verified PITI reserves > 6 months PITI for subject + 2 months for each additional financed REO required.;	03/13/2025 see attached	03/13/2025 03/13/2025 - Background check verifying criminal records provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304676881	xxx			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
xxx	304678335	xxx	1101592	03/24/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	1	Closed	Missing background check, xxx, as required per guidelines.	03/27/2025	Verified credit history - Middle Credit Score 785 > 700 Min Required.; Verified housing payment history - Credit report confirms 48 months satisfactory mortgage rating.;	03/27/2025 Background search attached - Recently established entity - no results.	03/27/2025 Agree, entity was created within 180 days of the app date.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304671332	xxx	1102276	03/28/2025	Compliance	Missing Final HUD-1	HUD 0001	3	1	Closed	Missing buyer final settlement statement / closing disclosure.	04/03/2025	Verified credit history - Middle Credit Score 752 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage on non-subject property satisfactorily rated 18 months.;	03/31/2025 Borrower final, signed settlement statement	04/06/2025 Subject is located in a dry funding state. 03/31/2025 Recd estimated settlement statement, as reflected on pg 1 og 3. Missing is the final settlement statement.	Funded	D	A	D	A	D	A	D	A	D	A
xxx	304671332	xxx	1102319	03/28/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Borrower appears to be a first time investor and does not own a primary residence and does not have a housing expense. Missing investor acknowledgement.	04/03/2025	Verified credit history - Middle Credit Score 752 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage on non-subject property satisfactorily rated 18 months.;	04/02/2025 1008 with UW notes and approval 03/31/2025 Borrower LOX for residence and occupancy statement for property purchasing.	04/06/2025 Investor accepts LOX to document borrowers experience as an investor, thus no primary housing expense is allowed.

04/02/2025 Escalated to investor for review 03.31.2025.

															03/31/2025 Missing investor approval to utilize borrowers LOX to satisfactorily document experience as an investor. First-time investors must own a primary residence.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304679231	xxx	1102624	03/31/2025	Credit	Missing Proof Judgement and/or Tax Lien Paid/Released	CRED 0024	3	1	Closed	1) Missing evidence the following liens have been paid/released:
Qualifying Guarantor, xxx #xxx filed xxx $xxx (pg 993)
Non-Qualifying Guarantor, xxx #xxx filed xxx $xxx (pg 813)

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											Per guidelines, Government (Federal, State or Local) Liens against the borrower require resolution regardless of age or amount. Credit Leadership retains the right to allow judgments or liens to remain if Credit Leadership determines the amount of the liens or judgments are immaterial to the overall financial profile of the Borrower/Guarantor.	04/01/2025	Verified credit history - Middle Credit Score 696 > 680 Min Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 48 months.;	04/01/2025 This is specific to borrower entity - one line down guideline is Government Liens against guarantors outside of 5 Years from date of application are deemed uncollectable and do not require resolution.	04/01/2025 04/01/2025 - Finding cleared based on guideline review. Both liens are outside of 5 years and made to an individual not the borrowing entity.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304679230	xxx	1102655	03/31/2025	Credit	Missing Proof Judgement and/or Tax Lien Paid/Released	CRED 0024	3	1	Closed	1) Missing evidence the following liens have been paid/released:
Qualifying Guarantor, xxx #xxx filed xxx $xxx (pg 986)
Non-Qualifying Guarantor, xxx #xxx filed xxx $xxx (pg 810)

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											Per guidelines, Government (Federal, State or Local) Liens against the borrower require resolution regardless of age or amount. Credit Leadership retains the right to allow judgments or liens to remain if Credit Leadership determines the amount of the liens or judgments are immaterial to the overall financial profile of the Borrower/Guarantor.	04/01/2025	Verified credit history - Credit report reflects one open mortgage satisfactorily rated for 48 months.; Verified credit history - Middle Credit Score 696 > 680 Min Required.;	04/01/2025 Same guideline/one line down - Gurantors do not need resolution but entity (borrower) would - specifically Government Liens against guarantors outside of 5 Years from date of application are deemed uncollectable and do not require resolution.	04/01/2025 04/01/2025 - Finding cleared based on guideline review. Both liens are outside of 5 years and made to an individual not the borrowing entity.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304680900	xxx			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
xxx	304680907	xxx	1103193	04/03/2025	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	3	1	Closed	Missing evidence policy #xxx with annual premium of $xxx was paid in full (pg 181). Invoice was for $xxx (pg 183), which was paid at closing (pg 188).

											NOTE: Policy effective date is xxx, but property is a purchase transaction acquired xxx.	04/14/2025	Verified credit history - Middle Credit Score 733 > 700 Min Required.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months.;	04/11/2025 Per agent - this property was added to an already existing master policy which is why it has the original effective date. Confirmed balance paid at closing was the premium due until renewal.	04/14/2025 Invoice billed was paid at closing. 11 months hazard insurance collected in escrow at closing.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304680907	xxx	1103202	04/03/2025	Compliance	Missing personal guarantee(s).	NOTE 0062	3	1	Closed	Guaranty in file is missing pg 1 pg 9 (pg 267). It appears it has been copied over.	04/11/2025	Verified credit history - Middle Credit Score 733 > 700 Min Required.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months.;	04/11/2025 attached - please note the original collaterals mailed to custodian were confirmed to be good (scan from originals)	04/11/2025 04/11/2005 - Complete copy of the Guaranty provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304680907	xxx	1103248	04/03/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Subject insurance policy Wind/Hail deductible of $xxx > 5% Policy $xxx (pg 181).

Per Guidelines -
											The maximum allowable deductible for any insurance (Hazard, Flood, Wind, Condo, etc.) covering a property loan is 5% of the policy amount.	04/11/2025	Verified credit history - Middle Credit Score 733 > 700 Min Required.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months.;	04/11/2025 Please see policy attached with addressed coverage/deductible.	04/11/2025 04/11/2025 - HOI provided reflecting increased coverage of $xxx. Wind/Hail deductible is within allowable percentage of coverage. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304683447	xxx	1103539	04/04/2025	Credit	Missing Purchase Contract	CRED 0114	3	1	Closed	Missing Purchase Contract, only the addendum updating the closing date is provided in the file (p382)	04/08/2025		04/08/2025 See attached	04/08/2025 Recd signed purchase agreement.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304671339	xxx	1105285	04/15/2025	Credit	Missing evidence of HOA Dues	CRED 0113	3	1	Closed	Missing verification of HOA dues. Subject is indicated to be a SFR. Subject appears to be a PUD, as per title commitment and purchase agreement (pg 427, 326). Deed of Trust contains a PUD Rider.	04/16/2025	Verified credit history - Middle Credit Score 783 > 700 Min Required.; Low LTV/CLTV/HCLTV - 70.83% LTV < 80% Max Allowed.;	04/16/2025 HOA fees were paid at closing on CD	04/16/2025 04/16/2025 - Verification of HOA dues in the amount of $xxx/month provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304671339	xxx	1105288	04/15/2025	Compliance	Missing Prepayment Penalty	PPP 0001	2	2	Acknowledged	Guidelines require 36 months prepayment penalty.		Verified credit history - Middle Credit Score 783 > 700 Min Required.; Low LTV/CLTV/HCLTV - 70.83% LTV < 80% Max Allowed.;		Client: Lock confirmation evidences investors acknowledgement (pg 277, 486)	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304671339	xxx	1105289	04/15/2025	Credit	Insufficient Verified Funds to Close	CRED 0016	3	1	Closed	Missing source of funds:
04/07 $xxx from xxx (pg 110)
04/07 $xxx from xxx (pg 110)
03/21 $xxx from xxx (pg 107)
03/20 $xxx from xxx (pg 107)
Funds are needed to satisfy cash to close and reserve requirements. Gifts are not allowed per guidelines. All eligible assets to be documented as per xxx.	04/17/2025	Verified credit history - Middle Credit Score 783 > 700 Min Required.; Low LTV/CLTV/HCLTV - 70.83% LTV < 80% Max Allowed.;	04/17/2025 lox	04/17/2025 Finding is cleared with the attached with the attached letter of explanation, deposits are repayment of monies borrowed by children. NOTE: Each deposit < 10% of the average balance in the account.

															Per xxx, If funds from a large deposit are needed to complete the purchase transaction (that is, are used for the down payment, closing costs, or financial reserves), the lender must document that those funds are from an acceptable source. Occasionally, a borrower may not have all of the documentation required to confirm the source of a deposit. In those instances, the lender must use reasonable judgment based on the available documentation as well as the borrower’s debt-to-income ratio and overall income and credit profile. Examples of acceptable documentation include the borrower’s written explanation, proof of ownership of an asset that was sold, or a copy of a wedding invitation to support receipt of gift funds.	Funded	C	A	C	A	C	A	C	A	C	A